Schedule of consolidated statements of financial position (Details) - Polar charge AB [Member] - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Comprehensive income loss	kr 1,430	kr 282
Interest in joint venture	kr 13,027	kr 11,597